Expenses by Nature (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Expenses by Nature

3	EXPENSES BY NATURE
	Year ended	Year ended
	31-Dec	31-Dec
	2011	2010
	US$’000	US$’000

Fees payable to the Company’s Auditor for the audit of the Company’s annual accounts	45	50
Fees payable to the Company’s Auditor’s overseas member firm for the audit of the Company’s
subsidiaries, pursuant to legislation	18	18
Directors’ emoluments	568	826
Employee salaries and other benefits	326	286
Depreciation and amortisation	27	23
Operating lease rentals	78	91